Debt - Components of Debt (Parenthetical) (Detail) (USD $)	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Apr. 03, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2012 10.5% Senior Notes, due October 2017 Senior Notes	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2011 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2010 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Apr. 03, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 7.375% Senior Notes, due April 2018 Senior Notes	Dec. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Federal Funds Rate Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Eurodollar Rate Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Alternate Base Rate Minimum Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Alternate Base Rate Maximum Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Eurodollar Rate Minimum Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Eurodollar Rate Maximum Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument percentage rate	7.125%	7.125%	10.50%	3.375%	3.375%	3.375%	10.25%	10.25%	7.375%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	$ 25,000,000		$ 25,000,000	$ 25,000,000			$ 25,000,000			$ 25,000,000
Convertible senior notes carrying amount of equity component (in dollars)				$ 30,100,000	$ 30,100,000
Credit facility alternate base rate description										The Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%)
Maximum secured leverage ratio										350.00%
Debt instrument, basis spread on variable rate											0.50%	1.00%	3.00%	4.50%	4.00%	5.50%